Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Amortized Cost and Estimated Fair Values of Investment Securities

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2013 and 2012:

	(Expressed in thousands)
	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$50,598	$18	$(2,170)	$48,446
Obligations of states and political subdivisions	60,049	1,421	(1,056)	60,414
Mortgage-backed securities	93,501	72	(2,673)	90,900
Equity securities	165	32	(2)	195

Total available-for-sale	$204,313	$1,543	$(5,901)	$199,955

	(Expressed in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$47,101	$201	$(7)	$47,295
Obligations of states and political subdivisions	48,393	3,692	(55)	52,030
Mortgage-backed securities	77,513	1,218	(53)	78,678
Equity securities	183	22	—	205

Total available-for-sale	$173,190	$5,133	$(115)	$178,208

Gross Unrealized Losses and Fair Value for Investment Securities by Investment Category and Continuous Unrealized Loss Position Time

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time, that the individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012:

	(Expressed in thousands)
	2013
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$46,416	$(2,170)	$—	$—	$46,416	$(2,170)
Obligations of states and political subdivisions	19,009	(867)	1,794	(189)	20,803	(1,056)
Mortgage-backed securities	65,915	(2,036)	11,805	(637)	77,720	(2,673)

Total debt securities	131,340	(5,073)	13,599	(826)	144,939	(5,899)
Equity securities	70	(1)	8	(1)	78	(2)

Total	$131,410	$(5,074)	$13,607	$(827)	$145,017	$(5,901)

	(Expressed in thousands)
	2012
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$6,993	$(7)	$—	$—	$6,993	$(7)
Obligations of states and political subdivisions	2,721	(55)	—	—	2,721	(55)
Mortgage-backed securities	23,752	(52)	82	(1)	23,834	(53)

Total debt securities	33,466	(114)	82	(1)	33,548	(115)
Equity securities	—	—	—	—	—	—

Total	$33,466	$(114)	$82	$(1)	$33,548	$(115)

Amortized Cost and Fair Value of Securities Available for Sale, by Contractual Maturity

The amortized cost and fair value of investment securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(Expressed in thousands)
	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$1,297	$1,330
Due after one year through five years	8,736	8,721
Due after five years through ten years	69,059	67,146
Due after ten years	31,555	31,663

	110,647	108,860
Mortgage-backed securities	93,501	90,900
Equity securities	165	195

Total	$204,313	$199,955

Recorded Book Value, Fair Value and Approximate Yield of Investment Securities by Contractual Maturity

The maturity distribution using book value including accretion of discounts and amortization of premiums and approximate yield of investment securities at December 31, 2013 and December 31, 2012 are presented in the following table. Tax equivalent yield basis was used on tax exempt obligations. Approximate yield was calculated using a weighted average of yield to maturities. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(dollars in thousands)	December 31, 2013			December 31, 2012
	Amortized Cost	Fair Value	Yield	Amortized Cost	Fair Value	Yield
U.S. Government corporations and agencies
Within One Year	$9	$9	0.01%	$10	$10	0.01%
After One But Within Five Years	7,490	7,416	1.81	6,000	6,034	1.88
After Five But Within Ten Years	43,099	41,021	1.81	41,088	41,248	1.75
After Ten Years	—	—	—	3	3	0.87

	50,598	48,446	1.81	47,101	47,295	1.77
States & Political Subdivisions
Within One Year	1,288	1,321	6.59	970	990	4.98
After One But Within Five Years	1,246	1,305	5.95	1,101	1,158	5.92
After Five But Within Ten Years	25,960	26,125	5.11	19,439	20,633	5.23
After Ten Years	31,555	31,663	5.65	26,883	29,249	5.90

	60,049	60,414	5.44	48,393	52,030	5.62

Mortgage-Backed Securities	93,501	90,900	2.06	77,513	78,678	2.01

Equity Securities	165	195	4.02	183	205	1.97

Total	$204,313	$199,955	3.02%	$173,190	$178,208	3.00%